Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Federal
Current		$ 1,095,448
Deferred	(16,389)	(132,884)
State
Current
Deferred	(3,946)	(31,993)
Change in valuation allowance	20,335	164,878
Income tax provision		$ 1,095,448